PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Results projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 29,612
Net interest on net defined benefit liability/asset	71,764
Total	101,376
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	3,037
Net interest on net defined benefit liability/asset	(10,386)
Total	(7,349)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	26,575
Net interest on net defined benefit liability/asset	82,150
Total	R$ 108,725